Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities Current [Abstract]
Deposits from advertising agencies and customers	¥ 16,266	$ 2,493	¥ 16,029
Accrued professional fees	5,246	804	7,869
Advertising and promotion expenses payables and accruals	18,247	2,796	70,914
General operating expenses payables and accruals	65,732	10,074	71,350
Deposits from potential house buyers	49,210	7,542	83,131
Forward contract in relation to disposal of investments in Particle (Note 10)			15,988
Others	17,675	2,708	8,841
Total	¥ 172,376	$ 26,417	¥ 274,122